24. EMPLOYEE BENEFITS (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Provision for current employee benefits	$ 16,216,767	$ 15,074,953
Employee profit sharing
Disclosure of other provisions [line items]
Provision for current employee benefits	10,496,655	9,390,510
Vacations
Disclosure of other provisions [line items]
Provision for current employee benefits	4,929,506	4,943,744
Other
Disclosure of other provisions [line items]
Provision for current employee benefits	$ 790,606	$ 740,699